EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	$ 46,100
Disposals, net of additions1	(89)
Investment Accounted for Using Equity Method, Share of comprehensive income	855
Distributions received	(968)
Return of Capital	(325)
Foreign currency translation and other	(663)
Balance, end of period	45,248
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 338